Short-Term Borrowings (Tables)	12 Months Ended
Aug. 31, 2019
Short-Term Borrowings [Abstract]
Summary of Accounts Receivable Securitization
	2019	2018
	$	$
Trade accounts receivable sold to buyer as security	434	429
Short-term borrowings from buyer	(40)	(40)
Overcollateralization	394	389

Reconciliation of Accounts Receivable Securitization

	2019	2018
	$	$
Accounts receivable securitization program, beginning of period	40	–
Proceeds received from accounts receivable securitization	–	40
Repayment of accounts receivable securitization	–	–
Accounts receivable securitization program, end of period	40	40